DERIVATIVE LIABILITIES (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Balance - December 31, 2022				$ 32,241	$ 32,241	$ 0
Amortization of debt discount			$ 692,268	165,809	23,904	1,096
Addition of new derivatives recognized as loss on derivatives						2,935
Gain on change in fair value of the derivative						1,306
Balance - December 31, 2023						32,241	$ 0
Gain on change in fair value of the derivative	$ 4,242,649	$ 48,200	(1,309,873)	23,521	32,340	(4,241)	$ 0
Fair Value, Inputs, Level 3 [Member]
Balance - December 31, 2022			319,337	$ 32,241	32,241
Amortization of debt discount			(275,010)		319,436
Addition of new derivatives recognized as loss on derivatives					54,863
Balance - December 31, 2023	$ 1,864,200		1,864,200		$ 319,337	$ 32,241
Addition of new derivatives recognized as warrant			510,000
Gain on change in fair value of the derivative			$ (11,700,657)